Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Net Income	$ 1,271,000	$ 1,242,000
Other Comprehensive Income (Loss):
Unrealized losses on investment securities available for sale	(39,000)	(26,000)
Income tax effect	13,000	8,000
Reclassification adjustment for losses on sale of investment securities included in net income	75,000
Income tax effect	(25,000)
Net other comprehensive income (loss)	24,000	(18,000)
Total Comprehensive Income	$ 1,295,000	$ 1,224,000